Share-Based Employee Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value	$ 175.8	$ 148.4	$ 177.7
Tax benefit arising on exercise of stock award	$ 16.6	$ 25.3	$ 16.0
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value	$ 12.83	$ 10.84	$ 8.3
Share-based compensation arrangement by share-based payment award, per share weighted average price of shares purchased	$ 13.47	$ 11	$ 9
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value	$ 175.8	$ 148.4	$ 177.7